Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Pioneer Series Trust XIV
Entity Central Index Key	0001077452
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Pioneer Strategic Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Pioneer Strategic Income Fund
Class Name	Class A
Trading Symbol	PSRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Strategic Income Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports . You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 115	1.07%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the
Fund
performance?
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned
  15.18
  %. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 11.57%. The performance benchmark, the Bloomberg U.S. Universal Total Return Index, returned 12.08% over the period.
  The Fund’s benchmark relative performance benefited from allocations to non-agency mortgage-backed securities and to the financial sector, and a significant Fund underweight to U.S. Treasuries relative to the performance benchmark index.
  Security selection in the financials, industrials sectors and in agency mortgage-backed securities contributed to the Fund’s benchmark relative performance.
  The Fund’s longer average U.S. duration position relative to the benchmark index by 0.72 years, combined with yield curve positioning, outperformed as yields moved lower during the last two months of 2023 and again in the last four months of the period.
  The Fund’s out of benchmark index exposures to non-U.S. dollar holdings and insurance-linked securities contributed to the Fund’s benchmark-relative performance, while the allocation to convertible securities detracted.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares
of the Fund at public offering price during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the Bloomberg U.S. Universal Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	9.99%	1.48%	2.41%
Class A (without sales charge)	15.18%	2.41%	2.89%
Bloomberg U.S. Aggregate Bond Total Return Index	11.57%	0.33%	1.84%
Bloomberg U.S. Universal Total Return Index	12.08%	0.70%	2.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 09, 2024
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 3,471,613,617
Holdings Count | Holding	1,186	[1]
Advisory Fees Paid, Amount	$ 17,101,862
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 3,471,613,617%
Total number of portfolio holdings	1,186 ^^
Total advisory fee paid	$ 17,101,862
Portfolio turnover rate	63%
^^	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of September 30, 2024)
*
Corporate Bonds	45.3%
U.S. Government and Agency Obligations	18.7%
Collateralized Mortgage Obligations	11.5%
Asset Backed Securities	9.9%
Commercial Mortgage-Backed Securities	5.5%
Insurance-Linked Securities	4.2%
Foreign Government Bonds	3.8%
Senior Secured Floating Rate Loan Interests	0.5%
Convertible Corporate Bonds	0.4%
Common Stocks	0.1%
Over The Counter (OTC) Currency Put Option Purchased	0.1%
*	As a percentage of total investments excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the
Fund’s
investment
adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the
Fund’s
investment
adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Pioneer Strategic Income Fund - CLASS C
Shareholder Report [Line Items]
Fund Name	Pioneer Strategic Income Fund
Class Name	Class C
Trading Symbol	PSRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Strategic Income Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports . You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 181	1.69%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what aff
ec
ted the Fund performance?
  For the fi
  sc
  al year ended September 30, 2024, the Fund’s C
  la
  ss C shares at NAV returned 14.46%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 11
  .57%
  . The performance benchmark, the Bloomberg U.S. Universal Total Return Index, returned 12.08% over the period.
  The Fund’s benchmark relative performance benefited from allocations to non-agency mortgage-backed securities and to the financial sector, and a significant Fund underweight to U.S. Tre asurie
  s relative to the performance benchmark index.
  Security selection in the financials, industrials sectors and in agency mortgage-backed securities contributed to the Fund’s benchmark relative performance.
  The Fund’s longer average U.S. duration position relative to the benchmark index by 0.72 years, combined with yield curve positioning, outperformed as yields moved lower during the last two months of 2023 and again in the last four months of the period.
  The Fund’s out of benchmark index exposures to non-U.S. dollar holdings and insurance-linked securities contributed to the Fund’s benchmark-relative performance, while the allocation to convertible securities detracted.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made
in Class C shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the Bl
oom
berg U.S. Universal Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	13.46%	1.73%	2.21%
Class C (without contingent deferred sales charge)	14.46%	1.73%	2.21%
Bloomberg U.S. Aggregate Bond Total Return Index	11.57%	0.33%	1.84%
Bloomberg U.S. Universal Total Return Index	12.08%	0.70%	2.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 09, 2024
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 3,471,613,617
Holdings Count | Holding	1,186	[1]
Advisory Fees Paid, Amount	$ 17,101,862
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 3,471,613,617%
Total number of portfolio holdings	1,186 ^^
Total advisory fee paid	$ 17,101,862
Portfolio turnover rate	63%
^^	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of September 30, 2024)
*
Corporate Bonds	45.3%
U.S. Government and Agency Obligations	18.7%
Collateralized Mortgage Obligations	11.5%
Asset Backed Securities	9.9%
Commercial Mortgage-Backed Securities	5.5%
Insurance-Linked Securities	4.2%
Foreign Government Bonds	3.8%
Senior Secured Floating Rate Loan Interests	0.5%
Convertible Corporate Bonds	0.4%
Common Stocks	0.1%
Over The Counter (OTC) Currency Put Option Purchased	0.1%
*	As a percentage of total investments excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Ch
an
ges
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On
July 9, 2024
, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On
July 9, 2024
, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Pioneer Strategic Income Fund - CLASS K
Shareholder Report [Line Items]
Fund Name	Pioneer Strategic Income Fund
Class Name	Class K
Trading Symbol	STRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Strategic Income Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports . You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 64	0.59%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended September 30, 2024, the Fund’s Class K shares at NAV returned 15.82%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 11.57%. The performance benchmark, the Bloomberg U.S. Universal Total Return Index, returned 12.08% over the period.
  The Fund’s benchmark relative performance benefited from allocations to non-agency mortgage-backed securities and to the financial sector, and a significant Fund underweight to U.S. Treasuries relative to the performance benchmark index.
  Security selection in the financials, industrials sectors and in agency mortgage-backed securities contributed to the Fund’s benchmark relative performance.
  The Fund’s longer average U.S. duration position relative to the benchmark index by 0.72 years, combined with yield curve positioning, outperformed as yields moved lower during the last two months of 2023 and again in the last four months of the period.
  The Fund’s out of benchmark index exposures to non-U.S. dollar holdings and insurance-linked securities contributed to the Fund’s benchmar
  k
  -relative performance, while the allocation to convertible securities detracted.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $
5
million
investment
made in Class K shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the Bloomberg U.S. Universal Total Return Index.
GROWTH OF $5
milli
on

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class K	15.82%	2.85%	3.35%
Bloomberg U.S. Aggregate Bond Total Return Index	11.57%	0.33%	1.84%
Bloomberg U.S. Universal Total Return Index	12.08%	0.70%	2.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 09, 2024
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 3,471,613,617
Holdings Count | Holding	1,186	[1]
Advisory Fees Paid, Amount	$ 17,101,862
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 3,471,613,617%
Total number of portfolio holdings	1,186 ^^
Total advisory fee paid	$ 17,101,862
Portfolio turnover rate	63%
^^	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of September 30, 2024)
*
Corporate Bonds	45.3%
U.S. Government and Agency Obligations	18.7%
Collateralized Mortgage Obligations	11.5%
Asset Backed Securities	9.9%
Commercial Mortgage-Backed Securities	5.5%
Insurance-Linked Securities	4.2%
Foreign Government Bonds	3.8%
Senior Secured Floating Rate Loan Interests	0.5%
Convertible Corporate Bonds	0.4%
Common Stocks	0.1%
Over The Counter (OTC) Currency Put Option Purchased	0.1%
*	As a percentage of total investments excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Ch
ange
s
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July
9
, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July
9
, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Pioneer Strategic Income Fund - CLASS R
Shareholder Report [Line Items]
Fund Name	Pioneer Strategic Income Fund
Class Name	Class R
Trading Symbol	STIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Strategic Income Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports . You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$ 144	1.34%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended September 30, 2024, the Fund’s
  Clas
  s R shares at NAV returned 14.90%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 11.57%. The performance benchmark, the Bloomberg U.S. Universal Total Return Index, returned 12.08% over the period.
  The Fund’s benchmark relative performance benefited from allocations to non-agency mortgage-backed securities and to the financial sector, and a significant Fund underweight to U.S. Treasuries relative to the performance benchmark index.
  Security selection in the financials, industrials sectors and in agency mortgage-backed securities contributed to the Fund’s benchmark relative performance.
  The Fund’s longer average U.S. duration position relative to the benchmark index by 0.72 years, combined with yield curve positioning, outperformed as yields moved lower during the last two months of 2023 and again in the last four months of the period.
  The Fund’s out of benchmark index exposures to
  non
  -U.S. dollar holdings and insurance-linked securities contributed to the Fund’s benchmark-relative performance, while the allocation to convertible securities detracted.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $
10,000
investment made in Class R shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the Bloomberg U.S. Universal Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R	14.90%	2.09%	2.57%
Bloomberg U.S. Aggregate Bond Total Return Index	11.57%	0.33%	1.84%
Bloomberg U.S. Universal Total Return Index	12.08%	0.70%	2.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 09, 2024
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 3,471,613,617
Holdings Count | Holding	1,186	[1]
Advisory Fees Paid, Amount	$ 17,101,862
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 3,471,613,617%
Total number of portfolio holdings	1,186 ^^
Total advisory fee paid	$ 17,101,862
Portfolio turnover rate	63%
^^	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of September 30, 2024)
*
Corporate Bonds	45.3%
U.S. Government and Agency Obligations	18.7%
Collateralized Mortgage Obligations	11.5%
Asset Backed Securities	9.9%
Commercial Mortgage-Backed Securities	5.5%
Insurance-Linked Securities	4.2%
Foreign Government Bonds	3.8%
Senior Secured Floating Rate Loan Interests	0.5%
Convertible Corporate Bonds	0.4%
Common Stocks	0.1%
Over The Counter (OTC) Currency Put Option Purchased	0.1%
*	As a percentage of total investments excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned sub sidi
ary of Amundi.

On
July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned sub sidi
ary of Amundi.

On
July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Pioneer Strategic Income Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Pioneer Strategic Income Fund
Class Name	Class Y
Trading Symbol	STRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Strategic Income Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports . You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fis
  ca
  l year ended September 30, 2024, the Fund’s Class Y shares at NAV returned 15.72%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 11.57%. The performance benchmark, the Bloomberg U.S. Universal Total Return Index, returned 12.08% over the period.
  The Fund’s benchmark relative performance benefited from allo cation
  s to non-agency mortgage-backed securities and to the financial sector, and a significant Fund underweight to U.S. Treasuries relative to the performance benchmark index.
  Security selection in the financials, industrials sectors and in agency mortgage-backed securities contributed to the Fund’s benchmark relative performance.
  The Fund’s longer average U.S. duration position relative to the benchmark index by 0.72 years, combined with yield curve positioning, outperformed as yields moved lower during the last two months of 2023 and again in the last four months of the period.
  The Fund’s out of benchmark index exposures to non-U.S. dollar holdings and insurance-linked securities contributed to the Fund’s benchmark-relative performance, while the allocation to convertible
  securities detracted.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the Bloomberg U.S. Universal Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	15.72%	2.78%	3.25%
Bloomberg U.S. Aggregate Bond Total Return Index	11.57%	0.33%	1.84%
Bloomberg U.S. Universal Total Return Index	12.08%	0.70%	2.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 09, 2024
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 3,471,613,617
Holdings Count | Holding	1,186	[1]
Advisory Fees Paid, Amount	$ 17,101,862
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
KEY F
UN
D STATISTICS
(as of September 30, 2024)
Fund net assets	$ 3,471,613,617%
Total number of portfolio holdings	1,186 ^^
Total advisory fee paid	$ 17,101,862
Portfolio turnover rate	63%
^^	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of September 30, 2024)
*
Corporate Bonds	45.3%
U.S. Government and Agency Obligations	18.7%
Collateralized Mortgage Obligations	11.5%
Asset Backed Securities	9.9%
Commercial Mortgage-Backed Securities	5.5%
Insurance-Linked Securities	4.2%
Foreign Government Bonds	3.8%
Senior Secured Floating Rate Loan Interests	0.5%
Convertible Corporate Bonds	0.4%
Common Stocks	0.1%
Over The Counter (OTC) Currency Put Option Purchased	0.1%
*	As a percentage of total investments excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Cha
ng
es
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Pioneer Intrinsic Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Pioneer Intrinsic Value Fund
Class Name	Class A
Trading Symbol	PISVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Intrinsic Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports . You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 96	0.85%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fi
  sc
  al year ended September 30, 2024, the Fund’s Class A shares at NAV returned 25.56%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor's 500 (“S&P 500”) Total Return Index, returned 36.35%. The performance benchmark, the Russell 1000 Value Total Return Index, returned 27.76% over the period.
  The Fund’s security selection in both the health care and information technology sectors were the largest contributors to benchmark relative performance during the period.
  Security selection in the consumer staples and industrials sectors detracted from security selection results for the fiscal year ended September 30, 2024.
  The Fund’s overweight exposure to the energy sector also d etra
  cted from benchmark relative results.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the
change
in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the S&P 500 Total Return Index and the
Russell
1000 Value Total Return Index.
GROWTH OF $
10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception *
Class A (with sales charge)	18.37%	6.18%
Class A (without sales charge)	25.56%	8.05%
S&P 500 Total Return Index	36.35%	11.20%
Russell 1000 Value Total Return Index	27.76%	7.17%
*
Performance of Class A shares of the Fund shown in the graph and table above is from the inception of Class A shares on
5/10/21
through 9/30/24. Index information shown in the graph and table above is from 5/31/21 through 9/30/24.

Performance Inception Date	May 10, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 09, 2024
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 1,965,857
Holdings Count | Holding	52	[2]
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 1,965,857%
Total number of portfolio holdings	52 ^^
Total advisory fee paid	$ 0
Portfolio turnover rate	90%
^^	Exclu ding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of September 30, 2024)
*
Financials	26.2%
Health Care	16.1%
Industrials	13.0%
Energy	10.8%
Information Technology	8.2%
Consumer Discretionary	7.0%
Consumer Staples	6.4%
Basic Materials	5.3%
Utilities	4.1%
Communication Services	2.9%
*	As a per cent age of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund
Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Pioneer Intrinsic Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Pioneer Intrinsic Value Fund
Class Name	Class C
Trading Symbol	PVCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Intrinsic Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports . You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 180	1.60%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
How did the F
un
d perform last year and what
affected
the Fund performance?
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 24.63%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor's 500 (“S&P 500”) Total Return Index, returned 36.35%. The performance benchmark, the Russell 1000 Value Total Return Index, returned 27.76% over the period.
  The Fund’s security selection in both the health care and information technology sectors were the largest contributors to benchmark relative performance during the period.
  Security selection in the consumer staples and industrials sectors detracted from security selection results for the fiscal year ended September 30, 2024.
  The Fund’s overweight exposure to the energy sector also detracted from benchmark relative results.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Value Total Return Index.
GROWTH OF $
10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception *
Class C (with contingent deferred sales charge)	23.63%	7.21%
Class C (without contingent deferred sales charge)	24.63%	7.21%
S&P 500 Total Return Index	36.35%	11.20%
Russell 1000 Value Total Return Index	27.76%	7.17%
*
Performance of Class C shares of the Fund shown in the graph and table above is from the inception of Class C shares on
5/10/21
through 9/30/24. Index information shown in the graph and table above is from 5/31/21 through 9/30/24.

Performance Inception Date	May 10, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distr ibut ions or redemption of fund shares.
Material Change Date	Jul. 09, 2024
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 1,965,857
Holdings Count | Holding	52	[2]
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 1,965,857%
Total number of portfolio holdings	52 ^^
Total advisory fee paid	$ 0
Portfolio turnover rate	90%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of September 30, 2024)
*
Financials	26.2%
Health Care	16.1%
Industrials	13.0%
Energy	10.8%
Information Technology	8.2%
Consumer Discretionary	7.0%
Consumer Staples	6.4%
Basic Materials	5.3%
Utilities	4.1%
Communication Services	2.9%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital H old
ings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital H old
ings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Pioneer Intrinsic Value Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Pioneer Intrinsic Value Fund
Class Name	Class Y
Trading Symbol	PISYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Intrinsic Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports . You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 62	0.55%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fi
  sca
  l year ended September 30, 2024, the Fund’s Class Y shares at NAV returned 26.06%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor's 500 (“S&P 500”) Total Return Index, returned 36.35%. The performance benchmark, the R ussell
  1000 Value Total Return Index, returned 27.76% over the period.
  The Fund’s security selection in both the health care and information technology sectors were the largest contributors to benchmark relative performance during the period.
  Security selection in the consumer staples and industrials sectors detracted from security selection results for the fiscal year ended September 30, 2024.
  The Fund’s overweight exposure to the e
  ne
  rgy sector also detracted from benchmark relative results.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Value Total
Return
Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception *
Class Y	26.06%	8.35%
S&P 500 Total Return Index	36.35%	11.20%
Russell 1000 Value Total Return Index	27.76%	7.17%
*
Performance of Class Y shares of the Fund shown in the graph and table above is from the inception of Class Y shares on
5/10/21
through 9/30/24. Index information shown in the graph and table above is from 5/31/21 through 9/30/24.

Performance Inception Date	May 10, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 09, 2024
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 1,965,857
Holdings Count | Holding	52	[2]
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 1,965,857%
Total number of portfolio holdings	52 ^^
Total advisory fee paid	$ 0
Portfolio turnover rate	90%
^^	Exclu din g short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of September 30, 2024)
*
Financials	26.2%
Health Care	16.1%
Industrials	13.0%
Energy	10.8%
Information Technology	8.2%
Consumer Discretionary	7.0%
Consumer Staples	6.4%
Basic Materials	5.3%
Utilities	4.1%
Communication Services	2.9%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Pioneer Global Sustainable Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Pioneer Global Sustainable Value Fund
Class Name	Class A
Trading Symbol	PGSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Global Sustainable Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports . You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 115	1.00%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what
affected
the Fund performance?
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 29.29%. For the same period, the Fund’s broad-based benchmark, the Morgan Stanley Capital International (“MSCI”) All Country World NR Index, returned 31.76%. The performance benchmark, the MSCI All Country World Value NR Index, returned 26.89% over the period.
  Sector allocation decisions were the primary reason for the Fund’s relative underperformance; specifically, an overweight to the energy sector
  was the largest detractor.
  Security selection within the financials, industrials and materials sectors all were additive to relative returns during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the MSCI All Country World NR Index and the MSCI All Country
World
Value NR Index.
GROWTH OF $
10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception *
Class A (with sales charge)	21.81%	7.38%
Class A (without sales charge)	29.29%	9.27%
MSCI All Country World NR Index	31.76%	7.27%
MSCI All Country World Value NR Index	26.89%	6.65%
*
Performance of Class A shares of the Fund shown in the graph and table above is from the inception of Class A shares on
5/10/21
through 9/30/24. Index information shown in the graph and table above is from 5/31/21 through 9/30/
24
.

Performance Inception Date	May 10, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 09, 2024
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 3,018,889
Holdings Count | Holding	59	[2]
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 3,018,889%
Total number of portfolio holdings	59 ^^
Total advisory fee paid	$ 0
Portfolio turnover rate	57%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
GEOGRAPHICAL DISTRIBUTION
(as of September 30, 2024)
*
United States	41.8%
United Kingdom	13.0%
Japan	9.1%
Ireland	7.2%
South Korea	6.1%
China	5.0%
Germany	3.9%
Canada	3.4%
Netherlands	3.0%
Switzerland	3.0%
France	2.3%
Italy	1.6%
Other (individually less than 1%)	0.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory
agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory
agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Pioneer Global Sustainable Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Pioneer Global Sustainable Value Fund
Class Name	Class C
Trading Symbol	GBVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Global Sustainable Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports . You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 195	1.71%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the
Fund
performance?
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 28.42%. For the same period, the Fund’s broad-based benchmark, the Morgan Stanley Capital International (“MSCI”) All Country World NR Index, returned 31.76%. The performance benchmark, the MSCI All Country World Value NR Index, returned 26.89% over the period.
  Sector allocation decisions were the primary reason for the Fund’s relative underperformance; specifically, an overweight to the energy sector was the largest detractor.
  Security selection within the financials, industrials and materials sectors all were additive to relative returns during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change
in
value of a $10,000 investment
made
in Class C shares of the Fund during the periods shown, compared to that of the MSCI All Country World NR Index and the MSCI All Country
World
Value NR Index.
GROWTH OF $
10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception *
Class C (with contingent deferred sales charge)	27.42%	8.48%
Class C (without contingent deferred sales charge)	28.42%	8.48%
MSCI All Country World NR Index	31.76%	7.27%
MSCI All Country World Value NR Index	26.89%	6.65%
*
Performance of Class C shares of the Fund shown in the graph and table above is from the inception of Class C shares on
5/10/21
through 9/30/24. Index
information
shown in the graph and table above is from 5/31/21 through 9/30/24.

Performance Inception Date	May 10, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 09, 2024
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 3,018,889
Holdings Count | Holding	59	[2]
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 3,018,889%
Total number of portfolio holdings	59 ^^
Total advisory fee paid	$ 0
Portfolio turnover rate	57%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
GEOGRAPHICAL DISTRIBUTION
(as of September 30, 2024)
*
United States	41.8%
United Kingdom	13.0%
Japan	9.1%
Ireland	7.2%
South Korea	6.1%
China	5.0%
Germany	3.9%
Canada	3.4%
Netherlands	3.0%
Switzerland	3.0%
France	2.3%
Italy	1.6%
Other (individually less than 1%)	0.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s
investment
adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s
investment
adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Pioneer Global Sustainable Value Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Pioneer Global Sustainable Value Fund
Class Name	Class Y
Trading Symbol	PSUYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Global Sustainable Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports . You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 80	0.70%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended September 30, 2024, the
  Fund’s
  Class Y shares at NAV returned 29.73%. For the same period, the Fund’s broad-based benchmark, the Morgan Stanley Capital International (“MSCI”) All Country World NR Index, returned 31.76%. The performance benchmark, the MSCI All Country World Value NR Index, returned 26.89% over the period.
  Sector allocation decisions were the primary reason for the Fund’s relative underperformance; specifically, an overweight to the energy sector was the largest detractor.
  Security selection within the financials, industrials and materials sectors all were additive to relative returns during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made
in Class Y shares of the Fund during the periods shown, compared to that of the MSCI All Country World NR Index and the MSCI All Country World Value NR Index.
GROWTH OF $5
million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception *
Class Y	29.73%	9.58%
MSCI All Country World NR Index	31.76%	7.27%
MSCI All Country World Value NR Index	26.89%	6.65%
*
Performance of Class Y shares of the Fund shown in the graph and table above is from the inception of Class Y shares on
5/10/21
through 9/30/24. Index information shown in the graph and table above is from 5/31/21 through 9/30/24.

Performance Inception Date	May 10, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 09, 2024
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 3,018,889
Holdings Count | Holding	59	[2]
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 3,018,889%
Total number of portfolio holdings	59 ^^
Total advisory fee paid	$ 0
Portfolio turnover rate	57%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
GEOGRAPHICAL DISTRIBUTION
(as of September 30, 2024)
*
United States	41.8%
United Kingdom	13.0%
Japan	9.1%
Ireland	7.2%
South Korea	6.1%
China	5.0%
Germany	3.9%
Canada	3.4%
Netherlands	3.0%
Switzerland	3.0%
France	2.3%
Italy	1.6%
Other (individually less than 1%)	0.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “
Adviser
”), the Fund’s
investment
adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted
to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “
Adviser
”), the Fund’s
investment
adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted
to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Pioneer Global Sustainable Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Pioneer Global Sustainable Growth Fund
Class Name	Class A
Trading Symbol	SUGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Global Sustainable Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports . You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $ 10,000 investment
Class A	$ 115	1.00%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what
affected
the Fund performance?
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 29.00%. For the same period, the Fund’s broad-based benchmark, the Morgan Stanley Capital International (“MSCI”) All Country World NR Index, returned 31.76%. The performance benchmark, the MSCI All Country World Growth NR Index, returned 36.45% over the period.
  Sector allocation decisions were the primary reason for the Fund’s relative underperformance; specifically, an underweight to the information technology sector and an overweight to the consumer staples sector detracted the most. Security selection also detracted from relative returns with selection in the information technology sector the primary detractor.
  Security selection within the financials and consumer discretionary sectors were the largest contributors to relative returns in the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $
10,000
investment
made
in Class A shares of the Fund at public offering price during the periods shown, compared to that of the MSCI All Country World NR Index and the MSCI All Country World
Growth
NR Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception *
Class A (with sales charge)	21.59%	4.98%
Class A (without sales charge)	29.00%	6.82%
MSCI All Country World NR Index	31.76%	7.27%
MSCI All Country World Growth NR Index	36.45%	7.44%
*
Performance of Class A shares of the Fund shown in the graph and table above is from the inception of Class A shares on
5/10/21
through 9/30/24. Index information shown in the graph and table above is from 5/31/21 through 9/30/24.

Performance Inception Date	May 10, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 09, 2024
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 2,957,223
Holdings Count | Holding	47	[2]
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
KEY FUND S
TA
TISTICS
(as of September 30, 2024)
Fund net assets	$ 2,957,223%
Total number of portfolio holdings	47 ^^
Total advisory fee paid	$ 0
Portfolio turnover rate	21%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
GEOGRAPHICAL
DISTRIBUTION

(as of September 30, 2024)
*
United States	63.3%
Japan	8.9%
China	4.9%
Netherlands	3.9%
France	3.8%
United Kingdom	3.4%
Taiwan	3.1%
Italy	2.5%
South Korea	2.4%
Switzerland	1.7%
Germany	1.6%
Spain	0.5%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s
investment
adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus
, which we expect to be available by February 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s
investment
adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Pioneer Global Sustainable Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Pioneer Global Sustainable Growth Fund
Class Name	Class C
Trading Symbol	SUGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Global Sustainable Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports . You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 196	1.72%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended September 30, 2024, the Fund’s
  Class
  C
  shares
  at NAV returned 28.05%. For the same period, the Fund’s
  broad
  -based benchmark, the Morgan Stanley Capital International (“MSCI”) All Country World NR Index, returned 31.76%. The performance benchmark, the MSCI All Country World Growth NR Index, returned 36.45% over the period.
  Sector allocation decisions were the primary reason for the Fund’s relative underperformance; specifically, an underweight to the information technology sector and an overweight to the consumer staples sector detracted the most. Security selection also detracted from relative returns with selection in the information technology sector the primary detractor.
  Security selection within the financials and consumer discretionary sectors were the largest contributors to relative returns in the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000
investment
made in Class C shares of the Fund during the periods shown, compared to that of the MSCI All Country World NR Index and the MSCI All Country World Growth NR Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception *
Class C (with contingent deferred sales charge)	27.05%	6.00%
Class C (without contingent deferred sales charge)	28.05%	6.00%
MSCI All Country World NR Index	31.76%	7.27%
MSCI All Country World Growth NR Index	36.45%	7.44%
*
Performance of Class C shares of the Fund shown in the graph and table above is from the inception of Class C shares on
5/10/21
through 9/30/24. Index
information
shown in the graph and table above is from 5/31/21 through 9/30/24.

Performance Inception Date	May 10, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 09, 2024
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 2,957,223
Holdings Count | Holding	47	[2]
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 2,957,223%
Total number of portfolio holdings	47 ^^
Total advisory fee paid	$ 0
Portfolio turnover rate	21%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
GEOGRAPHICAL DISTRIBUTION
(as of September 30, 2024)
*
United States	63.3%
Japan	8.9%
China	4.9%
Netherlands	3.9%
France	3.8%
United Kingdom	3.4%
Taiwan	3.1%
Italy	2.5%
South Korea	2.4%
Switzerland	1.7%
Germany	1.6%
Spain	0.5%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund
Changes
Amundi Asset Management US, Inc. (the “
Adviser
”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On
July 9, 2024
, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “
Adviser
”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On
July 9, 2024
, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Pioneer Global Sustainable Growth Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Pioneer Global Sustainable Growth Fund
Class Name	Class Y
Trading Symbol	SUGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Global Sustainable Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports . You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 80	0.70%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended September 30, 2024,
  the
  Fund’s Class Y shares at NAV returned 29.36%. For the same period, the Fund’s broad-based benchmark, the Morgan Stanley Capital International (“MSCI”) All Country World NR Index, returned 31.76%. The performance benchmark, the MSCI All Country World Growth NR Index, returned 36.45% over the period.
  Sector allocation decisions were the primary reason for the Fund’s relative underperformance; specifically, an underweight to the information technology sector and an overweight to the consumer staples sector detracted the most. Security selection also detracted from relative returns with selection in the information technology sector the primary detractor.
  Security selection within the financials and consumer discretionary sectors were the largest contributors to relative returns in the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment
made
in Class Y shares of the Fund during the periods shown, compared to that of the MSCI All Country World NR Index and the MSCI All Country World Growth NR
Index
.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception *
Class Y	29.36%	7.10%
MSCI All Country World NR Index	31.76%	7.27%
MSCI All Country World Growth NR Index	36.45%	7.44%
*
Performance of Class Y shares of the Fund shown in the graph and table above is from the inception of Class Y shares on
5/10/21
through 9/30/24. Index information shown in the graph and table above is from 5/31/21 through 9/30/24.

Performance Inception Date	May 10, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 09, 2024
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 2,957,223
Holdings Count | Holding	47	[2]
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 2,957,223%
Total number of portfolio holdings	47 ^^
Total advisory fee paid	$ 0
Portfolio turnover rate	21%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
GEOGRAPHICAL DISTRIBUTION
(as of September 30, 2024)
*
United States	63.3%
Japan	8.9%
China	4.9%
Netherlands	3.9%
France	3.8%
United Kingdom	3.4%
Taiwan	3.1%
Italy	2.5%
South Korea	2.4%
Switzerland	1.7%
Germany	1.6%
Spain	0.5%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund
Changes
Amundi Asset Management US, Inc. (the “Adviser”),
the
Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction,
the
Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”),
the
Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction,
the
Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds

[1]	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
[2]	Excluding short-term investments and all derivative contracts except for options purchased.